Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Borrowings

12.BORROWINGS

The short-term and long-term borrowings as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Short-term borrowings:
Short-term bank borrowings	—	109,900
Long-term bank borrowings, current portion	—	1,782
Total	—	111,682
Long-term borrowings:
Long-term bank borrowings	18,472	285,898

Short-term bank borrowings

In November 2022 and December 2023, the Group entered into two short-term bank credit facility agreements for up to RMB300,000 and RMB500,000 with an annual interest rate of China’s one-year loan prime rate (“LPR”) minus 80 bps, respectively. The facility of RMB300,000 was expired on November 23, 2023, and the facility of RMB500,000 will expire on December 12, 2024. During the year ended December 31, 2023, the Group drew down RMB109,900 under the credit facility of RMB 300,000 with an annual interest rate of 2.85% and a maturity date of January 16, 2024. The Group has RMB500,000 unused short-term bank facility as of December 31, 2023.

Long-term bank borrowings

In November 2022, Shanghai Hesai entered into a two-year facility of RMB700,000 with an annual interest rate of China’s LPR minus 100 bps. The facility will expire on December 4, 2024. The usage of credit facility is restricted to the purchasing of property and equipment for the production facility under construction in Jiading, Shanghai. The credit facility is secured by Shanghai Hesai’s land-use rights, ongoing and completed constructions of the new manufacturing facility with a total book value of RMB561,201 as of December 31, 2023. Shanghai Hesai drew down long-term borrowings amounting to RMB18,472 and RMB261,345 as of December 31, 2022 and 2023, respectively. The interest rate for the borrowings in 2022 was 2.45% per annum, the interest rate range for the borrowings in 2023 was from 2.45% to 2.65% per annum. The maturity dates ranged from June 4, 2025 to December 3, 2027.

In October 2023, Zhejiang Hertz entered into a one-year facility of RMB110,000 with an annual interest rate of China’s LPR minus 60 bps. The facility will expire on October 17, 2024. The usage of credit facility is restricted to the purchasing of property and equipment for Hertz factory in Hangzhou, Zhejiang, the borrowing was guaranteed by Shanghai Hesai. As of December 31, 2023, Zhejiang Hertz drew down long-term borrowings amounting to RMB5,347, of which RMB1,782 will be repaid within one year and had been reclassified to short-term borrowings. The interest rate was 2.85% per annum. The maturity dates of the remaining long - term portion ranged from April 17, 2025 to October 17, 2026.

In December 2023, the Group acquired a Swiss company and assumed the long-term borrowings of CHF299 (equivalent to RMB2,516) the company borrowed in 2020, which will mature in 2030.

12.BORROWINGS (continued)

Long-term bank borrowings - continued

The Group has RMB524,836 unused bank facilities in connection to borrowings for the purpose of purchasing property and equipment as of December 31, 2023.

The principal maturities of the long-term borrowings as of December 31, 2022 and 2023 are as follows:

	As of	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB

2025	5,542	85,728
2026	5,542	85,728
2027	7,388	111,926
2028 and after	—	2,516
Total	18,472	285,898